Share Based Payments - Summary of Principal Assumptions used for Valuation of Share Options (Detail) - 2020 Share Options [member]	9 Months Ended
Sep. 30, 2020 GBP (£) shares yr £ / shares
Grant Date June 10, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	76.59%
Dividend yield	0.00%
Risk-free investment rate	0.003%
Fair value of option at grant date | £	£ 2,760
Fair value of share at grant date	£ 4.78
Exercise price at date of grant	£ 4.78
Lapse date	Jun. 10, 2030
Expected option life (years) | yr	4.50
Number of options granted | shares	2,186,780
Grant Date June 10, 2020 [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 10, 2021
Grant Date June 10, 2020 [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 10, 2022
Grant Date June 10, 2020 [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 10, 2023
Grant Date June 10, 2020 [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 10, 2024
Grant Date September 9 2020 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 09, 2030
Volatility	82.98%
Dividend yield	0.00%
Risk-free investment rate	(0.08%)
Fair value of option at grant date | £	£ 4,240
Fair value of share at grant date	£ 4.28
Exercise price at date of grant	£ 0.04
Expected option life (years) | yr	3.50
Number of options granted | shares	290,356
Grant Date September 9 2020 One [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 09, 2021
Grant Date September 9 2020 One [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 09, 2022
Grant Date September 9 2020 One [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 09, 2023
Grant Date September 9 2020 One [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 09, 2024
Grant Date September 9 2020 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	87.21%
Dividend yield	0.00%
Risk-free investment rate	(0.08%)
Fair value of option at grant date | £	£ 4,240
Fair value of share at grant date	£ 4.28
Exercise price at date of grant	£ 0.04
Expected option life (years) | yr	2.50
Number of options granted | shares	108,503
Grant Date September 9 2020 Two [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 09, 2021
Grant Date September 9 2020 Two [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 09, 2022
Grant Date September 9 2020 Two [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 09, 2023
Grant Date September 9 2020 Two [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 09, 2024